PRIVATE PLACEMENTS (Details Narrative) - USD ($)					1 Months Ended	10 Months Ended
	Jul. 18, 2023	Jul. 14, 2023	Mar. 15, 2023	Feb. 27, 2023	Mar. 31, 2023	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Value of stock issued					$ 1,016,000	$ 60,000,000
Sponsors [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to Underwriter, shares				1,725,000
Value of stock issued				$ 25,000
EBC [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to Underwriter, shares			180,000
Private placement units of underwriters over-allotment per share price			$ 0.014
Value of stock issued			$ 2,520
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to Underwriter, shares	31,500	330,000				330,000
Private placement units of underwriters over-allotment per share price		$ 10.00
Value of stock issued		$ 3,300,000				$ 3,300,000
Units related to private placement description		Each Private Placement Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination.
Private Placement [Member] | Sponsors [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to Underwriter, shares		312,000				312,000
Private Placement [Member] | EBC [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to Underwriter, shares		18,000				18,000
Private Placement [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to Underwriter, shares		361,500				361,500
Private placement units of underwriters over-allotment per share price						$ 10.00
Value of stock issued		$ 3,615,000				$ 3,615,000